Business combinations - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2024
Disclosure of detailed information about business combination [Line Items]
Gain on sale of assets		$ 0	$ 1
Cariboo Pulp & Paper Company
Disclosure of detailed information about business combination [Line Items]
Proportion of ownership interest in joint operation	50.00%	100.00%	50.00%
Gain on sale of assets		$ 1
Cariboo Pulp & Paper Company
Disclosure of detailed information about business combination [Line Items]
Percentage of voting equity interests acquired				50.00%